Fair Value Measurements (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of company's assets fair value
	March 31, 2022	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Description
Assets:
Marketable Securities held in Trust Account	$345,055,667	$345,055,667	$—	$—
Liabilities:
Forward purchase agreement liabilities	(10,656,000)	—	—	(10,656,000)
Warrant liabilities	(16,795,333)	(11,040,000)	—	(5,755,333)

	December 31, 2021	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Description
Assets:
Marketable Securities held in Trust Account	$345,052,047	$345,052,047	$—	$—
Liabilities:
Forward purchase agreement liabilities	(13,320,000)	—	—	(13,320,000)
Warrant liabilities	(21,153,666)	(13,915,000)	—	(7,238,666)

	December 31, 2021	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Description
Assets:
Marketable Securities held in Trust Account	$345,052,047	$345,052,047	$—	$—
Liabilities:
Forward purchase agreement liabilities	(13,320,000)	—	—	(13,320,000)
Warrant liabilities	(21,153,666)	(13,915,000)	—	(7,238,666)
	$310,578,381	$331,137,047	$—	$(20,558,666)

Schedule of Level 3 fair value measurements

	At March 31, 2022	At December 31, 2021
Share price	$10.00	$10.00
Strike price	$11.50	$11.50
Term (in years)	5.25	5.50
Volatility	12.0%	19.0%
Risk-free rate	2.42%	1.31%
Dividend yield	0.0%	0.0%

	At March 31, 2022	At December 31, 2021
Share price	$10.00	$10.00
Strike price	$11.50	$11.50
Term (in years)	5.25	5.50
Volatility	11.8%	19.0%
Risk-free rate	2.42%	1.31%
Dividend yield	0.0%	0.0%

At December 31, 2021
Share price	$10.00
Strike price	$11.50
Term (in years)	5.50
Volatility	19.0%
Risk-free rate	1.31%
Dividend yield	0.0%
At December 31, 2021
Share price	$10.00
Strike price	$10.00
Term (in years)	5.50
Volatility	19.0%
Risk-free rate	1.31%
Dividend yield	0.0%

Schedule of changes in fair value of warrant liabilities

	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2021	$—	$—	$—
Initial measurement on March 18, 2021	11,960,000	6,230,000	18,190,000
Change in fair value of warrant liabilities	1,955,000	1,008,666	2,963,666
Fair value as of December 31, 2021	$13,915,000	$ 7,238,666	$21,153,666
Change in fair value	(2,875,000)	(1,483,333)	(4,358,333)
Fair value as of March 31, 2022	$11,040,000	$5,755,333	$16,795,333

	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement on March 18, 2021	11,960,000	6,230,000	18,190,000
Change in fair value of warrant liabilities	1,955,000	1,008,666	2,963,666
Fair value as of December 31, 2021	$13,915,000	$7,238,666	$21,153,666

Schedule of change in the derivative liability forward purchase agreement

FPA Liabilities
Derivative liability – forward purchase agreement at March 18, 2021	$11,655,000
Change in fair value of derivative liability – forward purchase agreement	1,665,000
Derivative liability – forward purchase agreement at December 31, 2021	$13,320,000
Change in fair value of derivative liability – forward purchase agreement	(2,664,000)
Derivative liability – forward purchase agreement at March 31, 2022	10,656,000

FPA Liabilities
Derivative liability – forward purchase agreement at March 18, 2021	$11,655,000
Change in fair value of derivative liability – forward purchase agreement	1,665,000
Derivative liability – forward purchase agreement at December 31, 2021	$13,320,000